EQUITY	12 Months Ended
Dec. 31, 2021
EQUITY
EQUITY

25.	EQUITY

(a)	Issued capital

	January 1,	December 31,
	2020	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

Authorized:
10,000,000 preferred shares, no par value	—	—	—	—
200,000,000 common shares, no par value	—	—	—	—

Common shares issued and fully paid:
December 31, 2021: 40,948,082 (December 31, 2020: 36,988,082 (as adjusted)) common shares, no par value	340,875	419,091	450,782	70,924

A summary of movements in the Company’s share capital is as follows:

	Number of shares	Share capital
		CNY	US$
(As adjusted)
As of January 1, 2020	27,910,916	340,875	53,631

Issuance of shares (Note 22)	9,077,166	78,216	12,306

As of December 31, 2020 and January 1, 2021 (As adjusted)	36,988,082	419,091	65,937

Common shares issued through private placement	3,960,000	31,691	4,987

As of December 31, 2021	40,948,082	450,782	70,924

Common shares issued through private placement

On January 20, 2021, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company issued and sold on January 22, 2021, (i) in a registered direct offering, an aggregate of 3,960,000 of its common shares at a price of US$1.85 per share, and (ii) in a concurrent private placement, warrants initially exercisable for the purchase of an aggregate of 1,584,000 of its common shares with an initial exercise price of US$2.35 per share, for gross proceeds of approximately CNY47,484 (US$7,326*), before deducting fees to the placement agent and other estimated offering expenses payable by the Company.

The Company recognized the warrants issued to the investors as derivative financial liabilities (Note 22(b)) at the fair value of the warrants on the issue date, which amounted to CNY9,246 (US$1,427*), as the investors have the right to exercise their warrants on a cashless basis according to the agreement clause. Per IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The gross proceeds of this offering less the fair value of warrants issued to investors amounted to CNY38,238 (US$5,899*) and was recorded in share capital.

Upon the closing of this offering and the private placement, the Company paid or committed to pay fees and offering expenses of CNY5,815 (US$898*), which consists of 8% of gross proceeds and certain expenses reimbursements to the placement agent in cash and the offering expenses related to other professional services. The total amount of fees and offering expenses was allocated to the issuance of common shares and investor warrants according to their fair value at the date of issuance. The amount allocated to the issuance of the shares of CNY4,685 (US$723*) was charged directly to equity as a reduction in share capital. The amount allocated to the issuance of investor warrants of CNY1,130 (US$175*) was expensed and is included in administrative expenses.

*	As the changes in equity from this private placement transaction are denominated in US$, all the amounts in US$ in this disclosure paragraph are actual transaction amounts and corresponding amounts in CNY were translated from US$ at the applicable exchange rate on the transaction date, January 22, 2021.

(b)	Other capital reserves

		Other capital reserves
		CNY	US$
(As adjusted)
As of January 1, 2020		763,729	120,161

Issuance of shares (Note 22(a))		24,258	3,816

As of December 31, 2020		787,987	123,977

As of January 1, 2021 (As adjusted)		787,987	123,977

Deemed distribution to the controlling shareholder (Note 29)		(75,651)	(11,902)
Equity-settled share-based payment (Note 27)		2,311	364
Others	(i)	4,463	702

As of December 31, 2021		719,110	113,141

Other capital reserves of the Company are mainly for equity-settled share-based compensation, the exercise of stock options, the exercise of warrants, the business combination and the deemed contribution from the Shareholder of the Company and related companies.

(i)	Upon the completion of the acquisition (Note 29) on July 27, 2021, the deferred tax liability relating to the FARL’s shares was reversed through other capital reserves. For details, please refer to Note 24(b).

(c)	Dividend restrictions and reserves

Due to the Group's structure, the payment of dividends is subject to numerous controls imposed under PRC law, including foreign exchange control on the conversion of the local currency into U.S. dollars and other currencies.

In accordance with the relevant PRC regulations, appropriations of net income as reflected in its PRC statutory financial statements are to be allocated to each of the general reserve and enterprise expansion reserve, respectively, as determined by the resolution of the Board of Directors annually.